SCHEDULE OF FAIR VALUE HIERARCHY ASSETS MEASURED AT FAIR VALUE ON RECURRING BASIS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments (Note 3)	$ 21,086	¥ 153,910	¥ 150,699
Long-term investments (Note 3)	$ 44,403	324,110
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments (Note 3)		153,910	150,699
Long-term investments (Note 3)		324,110
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments (Note 3)
Long-term investments (Note 3)		273,020
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments (Note 3)		153,910	150,699
Long-term investments (Note 3)		51,090
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments (Note 3)
Long-term investments (Note 3)